Rainmaker Notes Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2020	Aug. 04, 2020
Receivables [Abstract]
Promissory note receivable	$ 3.5	$ 3.1
Stated interest rate			10.00%
Note receivable due date	Sep. 14, 2023